Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Chief Scientific Officer [Member]
Related Party Transactions [Line Items]
Related party transaction	$ 17,571	$ 17,325